Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price High Yield Fund, Inc.- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	971
T. Rowe Price High Yield Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
T. Rowe Price High Yield Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
T. Rowe Price High Yield Fund-Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price U.S. High Yield Fund- Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
T. Rowe Price U.S. High Yield Fund-I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	811
T. Rowe Price U.S. High Yield Fund-Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	$ 1,332